Note 3 - Acquisitions, Disposals and Reorganization - Discontinued Operations (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)		Dec. 31, 2017 CNY (¥)	Nov. 30, 2017 USD ($)	Nov. 30, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)		Dec. 31, 2014 CNY (¥)
Cash and cash equivalents					¥ 4,401	[1]					¥ 3,290	[1]
Total current assets											12,964
Total non-current assets											76
Total current liabilities											80,083
Net income from discontinued operations, net of tax		842	¥ 5,480	¥ 22,543	41,868
Cash and, cash equivalents and restricted cash at end of year		67,478			1,132,851	[1]	439,033			$ 42,110	273,979	[1]	¥ 2,110,546	[1]
Fanhua Bocheng Brokerge Limited [Member]
Cash and cash equivalents											3,290
Restricted cash											1,741
Accounts receivable											1,171
Other receivables											92
Other current assets											6,670
Total current assets											12,964
Property, plant, and equipment, net											76
Total non-current assets											76
Total assets											13,040
Accounts payable											37,236
Insurance premium payables											1,741
Other payables and accrued expenses											40,593
Accrued payroll											443
Income taxes payable											70
Total current liabilities											80,083
Total liabilities											80,083
Total net revenues		26,589	172,993	617,738	369,198
Total operating costs		(25,065)	(163,079)	(503,926)	(293,876)
Selling expenses		(29)	(190)	(86,019)	(18,238)
General and administrative expenses		(519)	(3,380)	(5,287)	(7,010)
Other, net		6	40	1,141	(7,894)
Loss on disposal of discontinued operations	¥ (904)	(140)	(904)
Income from discontinued operations before income taxes		842	5,480	23,647	42,180
Income taxes expense				(1,104)	(312)
Net income from discontinued operations, net of tax		842	5,480	22,543	41,868
Net cash generated from (used in) operating activities*		1,382	8,992	(1,616)	3,093
Net cash used in investing activities				(12)	(34)
Net cash generated from financing activities
Net cash increase (decrease) in cash and, cash equivalents, and restricted cash		1,382	¥ 8,992	¥ (1,628)	3,059
Cash and, cash equivalents and restricted cash at beginning of year					6,659			$ 2,155	¥ 14,023	$ 773	5,031		¥ 3,600
Cash and, cash equivalents and restricted cash at end of year					¥ 6,659						¥ 5,031

[1]	In November 2016, the FASB issued ASU No. 2016-18 ("ASU 2016-18"), Statement of Cash Flows (Topic 230) - Restricted Cash. This ASU requires amounts generally described as restricted cash and restricted cash equivalents to be included with cash and cash equivalents when reconciling beginning-of-period and end of- period total amounts shown on the statement of cash flows. The provisions of ASU 2016-18 are effective for reporting periods beginning after December 15, 2017 and are to be applied retrospectively; early adoption is permitted. In connection with the adoption of this update, the Group have reclassified RMB10,107 and RMB16,152 of restricted cash from investing activities to the cash and, cash equivalents, and restricted cash balance in the years ended December 31, 2015 and 2016, respectively, to be consistent with the 2017 presentation.